Stock Option Plans and Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2017
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity
Shares available for grant at January 1, 2017	185,769
Increase in shares available for grant	300,000
Options granted	(476,100)
Options forfeited	4,300
Shares available for grant at December 31, 2017	13,969

Share Based Compensation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity
Share-based compensation	2017	2016
Research and development	$213,944	$230,573
General and administrative	275,843	344,404
Total	$489,787	$574,977

Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity
	Options	Weighted Average Options Exercise Price

Balance outstanding at December 31, 2015	276,861	$21.30
Granted	66,875	5.30
Increase post reverse stock split	1,851	17.07
Exercised	-	-
Forfeited	(14,982)	48.52
Balance outstanding at December 31, 2016	330,605	$17.07
Granted	476,100	2.24
Exercised	-	-
Forfeited	(21,050)	51.62
Balance outstanding at December 31, 2017	785,655	$7.15

Summary of weighted-average range of exercise prices for options and warrants outstanding and exercisable
Price Range	Weighted Average Remaining Contractual Life in Years	Outstanding Options	Exercisable Options
$2.01-$19.50	8.60	705,274	359,582
$20.00-$41.00	5.28	59,581	59,581
$46.40-$62.00	2.44	20,800	20,800
Total	8.18	785,655	439,963

Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of option and warrant activity
	Warrants	Weighted Average Exercise Price
Balance at December 31, 2015	492,614	$7.40
Granted	2,403,405	3.95
Exercised	(42,444)	0.80
Balance at December 31, 2016	2,853,575	$4.13
Granted	51,151	2.50
Exercised	(250,000)	0.80
Expired	(77,488)	5.58
Balance at December 31, 2017	2,577,238	$4.38

Summary of weighted-average range of exercise prices for options and warrants outstanding and exercisable
Grant Date	Exercise Price	Remaining Contractual Life in Years	Outstanding Warrants	Exercisable Warrants
6/25/2013	0.80	0.48	11,250	11,250
12/5/2013	20.50	0.93	500	500
12/24/2014	14.80	1.98	110,932	110,932
12/16/2016	3.95	3.96	2,403,405	2,403,405
11/3/2017	2.50	4.83	51,151	-
	Total	3.78	2,577,238	2,526,087